Summary of significant accounting policies (Schedule of Consolidated Subsidiaries) (Details)	Dec. 31, 2020
SGOCO International
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Beijing SGOCO
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Giant Financial Services Limited ("GFS")
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Apiguru Pty Limited ("Apiguru")
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Giant Connection Limited
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Giant Credit Limited
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Eleven Hau Fook Street Limited
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Paris Sky Limited
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Vision Lane Limited
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Suns Tower Limited
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
First Asia Tower Limited
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%